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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               August 14, 2012
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:     $205,127
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
BP PLC                       SPONSORED ADR     055622104     11,230    277,000  SH         OTHER     1      277,000
CHESAPEAKE ENERGY CORP       NOTE  2.750%11/1  165167BW6      5,441  5,903,000  PRN        OTHER     1    5,903,000
CIT GROUP INC                COM NEW           125581801      7,408    207,851  SH         OTHER     1      207,851
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109      2,270    377,113  SH         OTHER     1      377,113
EQUINIX INC                  NOTE  3.000%10/1  29444UAG1      6,555  3,860,000  PRN        OTHER     1    3,860,000
GENERAL MTRS CO              COM               37045V100      2,332    118,269  SH         OTHER     1      118,269
GENERAL MTRS CO             *W EXP 07/10/201   37045V118      2,157    195,330  SH         OTHER     1      195,330
GENERAL MTRS CO             *W EXP 07/10/201   37045V126      1,323    195,330  SH         OTHER     1      195,330
BLOCK H & R INC              COM               093671105      8,155    510,300  SH  PUT    OTHER     1      510,300
ISHARES TR                   RUSSELL 2000      464287655     27,210    342,000  SH  PUT    OTHER     1      342,000
MASCO CORP                   COM               574599106      6,450    465,000  SH         OTHER     1      465,000
MGM RESORTS INTERNATIONAL    COM               552953101      7,416    664,500  SH  PUT    OTHER     1      664,500
MGM RESORTS INTERNATIONAL    NOTE  4.250% 4/1  55303QAE0     25,395 24,700,000  PRN        OTHER     1   24,700,000
NORTEK INC                   COM NEW           656559309     10,536    210,555  SH         OTHER     1      210,555
PACKAGING CORP AMER          COM               695156109      8,274    293,000  SH         OTHER     1      293,000
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q    780097754      2,703    150,000  SH         OTHER     1      150,000
SPDR S&P 500 ETF TR          TR UNIT           78462F103     37,470    275,300  SH  PUT    OTHER     1      275,300
SUNCOKE ENERGY INC           COM               86722A103      3,255    222,185  SH         OTHER     1      222,185
SUNOCO INC                   COM               86764P109      1,473     31,000  SH         OTHER     1       31,000
TW TELECOM INC               COM               87311L104      8,673    338,000  SH         OTHER     1      338,000
VIRGIN MEDIA INC             COM               92769L101     12,902    529,000  SH         OTHER     1      529,000
GRACE W R & CO DEL NEW       COM               38388F108      6,499    128,820  SH         OTHER     1      128,820
